The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.3%
	Food and Beverage — 12.1%
3,000	Ajinomoto Co. Inc.	$56,601
105,200	Brown-Forman Corp., Cl. A.	6,285,700
49,300	Brown-Forman Corp., Cl. B.	3,095,054
63,800	Campbell Soup Co.	2,993,496
65,000	Chr. Hansen Holding A/S	5,516,975
15,000	Coca-Cola European Partners plc	831,750
240,000	Conagra Brands Inc.	7,363,200
30,000	Constellation Brands Inc., Cl. A	6,218,400
18,000	Crimson Wine Group Ltd.†	135,900
191,500	Danone SA	16,869,249
1,277,600	Davide Campari-Milano SpA	11,544,033
127,000	Diageo plc, ADR	20,767,040
80,000	Flowers Foods Inc.	1,850,400
77,800	Fomento Economico Mexicano SAB de CV, ADR	7,124,924
40,000	General Mills Inc.	2,204,800
1,848,400	Grupo Bimbo SAB de CV, Cl. A	3,371,967
41,300	Heineken NV.	4,463,697
11,000	Ingredion Inc.	899,140
105,000	ITO EN Ltd.	4,942,890
27,000	Kellogg Co.	1,737,450
62,100	Kerry Group plc, Cl. A	7,262,722
50,000	Keurig Dr Pepper Inc.	1,366,000
20,000	Lamb Weston Holdings Inc.	1,454,400
9,700	LVMH Moet Hennessy Louis Vuitton SE	3,855,281
20,000	Maple Leaf Foods Inc.	448,655
60,000	Molson Coors Brewing Co., Cl. B	3,450,000
316,000	Mondelēz International Inc., Cl. A	17,481,120
14,000	Morinaga Milk Industry Co. Ltd.	533,457
41,000	Nestlé SA	4,448,154
158,000	PepsiCo Inc.	21,661,800
39,200	Pernod Ricard SA	6,981,460
31,000	Post Holdings Inc.†	3,281,040
41,500	Remy Cointreau SA	5,509,390
89,600	The Coca-Cola Co.	4,877,824
75,000	The Hain Celestial Group Inc.†	1,610,625
17,500	The J.M. Smucker Co.	1,925,350
15,000	The Kraft Heinz Co.	419,025
137,000	Tootsie Roll Industries Inc.	5,088,180
48,000	Tyson Foods Inc., Cl. A.	4,134,720
341,000	Yakult Honsha Co. Ltd.	19,048,694

		223,110,563

	Financial Services — 10.5%
335,000	American Express Co.(a)	39,623,800
25,000	American International Group Inc.	1,392,500
16,000	Apollo Global Management Inc.	605,120
16,000	Argo Group International Holdings Ltd.	1,123,840
72,585	Banco Santander SA, ADR	291,792
90,000	Bank of America Corp.	2,625,300
113	Berkshire Hathaway Inc., Cl. A†	35,237,016

Shares		Market Value
11,000	CIT Group Inc.	$498,410
109,000	Citigroup Inc.	7,529,720
5,000	Cullen/Frost Bankers Inc.	442,750
30,000	Deutsche Bank AG	225,000
3,000	Eagle Bancorp Inc.	133,860
30,000	Fidelity National Financial Inc.	1,332,300
16,000	GAM Holding AG†	64,125
55,000	H&R Block Inc.	1,299,100
5,000	I3 Verticals Inc., Cl. A†	100,600
40,000	Interactive Brokers Group Inc., Cl. A	2,151,200
80,000	Janus Henderson Group plc	1,796,800
88,000	Jefferies Financial Group Inc.	1,619,200
62,400	JPMorgan Chase & Co.	7,343,856
29,800	Kinnevik AB, Cl. A	818,860
140,000	Legg Mason Inc.	5,346,600
14,000	Loews Corp.	720,720
100,000	Marsh & McLennan Companies Inc.	10,005,000
9,000	Moody’s Corp.	1,843,470
30,000	New York Community Bancorp Inc.	376,500
20,000	PayPal Holdings Inc.†	2,071,800
3,000	Prosus NV†	220,225
61,000	S&P Global Inc.	14,943,780
4,500	Sculptor Capital Management Inc.	87,660
161,100	State Street Corp.	9,535,509
15,000	SunTrust Banks Inc.	1,032,000
112,400	T. Rowe Price Group Inc.	12,841,700
30,000	The Blackstone Group Inc., Cl. A	1,465,200
182,500	The Bank of New York Mellon Corp.	8,250,825
20,000	The Charles Schwab Corp.	836,600
5,000	The Goldman Sachs Group Inc.	1,036,150
17,000	The PNC Financial Services Group Inc.	2,382,720
3,000	TransUnion	243,330
15,500	W. R. Berkley Corp.	1,119,565
160,000	Waddell & Reed Financial Inc., Cl. A	2,748,800
232,000	Wells Fargo & Co.	11,702,080

		195,065,383

	Equipment and Supplies — 7.3%
398,000	AMETEK Inc.	36,544,360
7,000	Amphenol Corp., Cl. A	675,500
4,000	Ardagh Group SA	62,720
125,591	CIRCOR International Inc.†	4,715,942
325,800	Donaldson Co. Inc.	16,967,664
252,000	Flowserve Corp.	11,770,920
37,400	Franklin Electric Co. Inc.	1,788,094
9,000	Hubbell Inc.	1,182,600
207,000	IDEX Corp.	33,923,160
43,000	Ingersoll-Rand plc	5,298,030
100,000	Mueller Industries Inc.	2,868,000
265,000	Mueller Water Products Inc., Cl. A	2,978,600
13,000	Sealed Air Corp.	539,630
30,000	Tenaris SA, ADR	635,400

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
80,000	The Timken Co.	$3,480,800
59,600	The Weir Group plc	1,044,618
122,000	Watts Water Technologies Inc., Cl. A	11,435,060

		135,911,098

	Diversified Industrial — 5.3%
8,000	Acuity Brands Inc.	1,078,320
150,000	Ampco-Pittsburgh Corp.†	552,000
50,000	Colfax Corp.†	1,453,000
170,100	Crane Co.	13,715,163
7,000	EnPro Industries Inc.	480,550
160,000	General Electric Co.	1,430,400
15,000	Graf Industrial Corp.†	154,500
127,000	Greif Inc., Cl. A	4,812,030
12,000	Greif Inc., Cl. B	546,720
75,000	Griffon Corp.	1,572,750
287,000	Honeywell International Inc.	48,560,400
3,500	IntriCon Corp.†	68,040
97,000	ITT Inc.	5,935,430
11,000	Jardine Strategic Holdings Ltd.	328,680
40,000	Kennametal Inc.	1,229,600
50,000	Myers Industries Inc.	882,500
35,000	nVent Electric plc	771,400
85,000	Park-Ohio Holdings Corp.	2,538,100
10,000	Rayonier Advanced Materials Inc.	43,300
30,000	Rexnord Corp.†	811,500
50,000	Schultze Special Purpose Acquisition Corp.†	566,750
31,000	ServiceMaster Global Holdings Inc.†	1,732,900
11,500	Sulzer AG.	1,130,930
90,000	Textron Inc.	4,406,400
100,000	Toray Industries Inc.	741,827
12,000	Tredegar Corp.	234,240
85,000	Trinity Industries Inc.	1,672,800

		97,450,230

	Health Care — 5.0%
500	ABIOMED Inc.†	88,945
1,000	ACADIA Pharmaceuticals Inc.†	35,990
10,411	Acorda Therapeutics Inc.†	29,880
1,500	Aerie Pharmaceuticals Inc.†	28,830
20,000	Akorn Inc.†	76,000
16,200	Alcon Inc.†	944,298
500	Align Technology Inc.†	90,460
2,000	Alkermes plc†	39,020
8,500	Allergan plc	1,430,465
5,500	Alnylam Pharmaceuticals Inc.†	442,310
20,000	AmerisourceBergen Corp.	1,646,600
28,000	Amgen Inc.	5,418,280
1,000	AngioDynamics Inc.†	18,420
15,901	Aptinyx Inc.†	55,494
1,500	Arena Pharmaceuticals Inc.†	68,655

Shares		Market Value
1,000	Avanos Medical Inc.†	$37,460
25,097	Axogen Inc.†	313,211
2,596	Axovant Gene Therapies Ltd.†	16,770
1,000	Bausch Health Cos. Inc.†	21,850
13,000	Baxter International Inc.	1,137,110
7,000	Biogen Inc.†	1,629,740
1,500	BioMarin Pharmaceutical Inc.†	101,100
10,500	BioTelemetry Inc.†	427,665
200,000	Boston Scientific Corp.†	8,138,000
155,000	Bristol-Myers Squibb Co.	7,860,050
1,500	Celgene Corp.†	148,950
30,400	Clovis Oncology Inc.†	119,472
134,056	ConforMIS Inc.†	249,344
85,400	Covetrus Inc.†	1,015,406
1,000	CRISPR Therapeutics AG†	40,990
17,900	Cutera Inc.†	523,217
6,000	CytomX Therapeutics Inc.†	44,280
244,000	Demant A/S†	6,249,651
6,000	Dermira Inc.†	38,340
1,000	Editas Medicine Inc.†	22,740
2,000	ElectroCore Inc.†	4,380
25,267	Electromed Inc.†	167,015
17,200	Endo International plc†	55,212
3,000	Evolus Inc.†	46,860
1,500	G1 Therapeutics Inc.†	34,170
10,370	GenMark Diagnostics Inc.†	62,842
6,000	Gritstone Oncology Inc.†	51,810
61,000	Henry Schein Inc.†	3,873,500
2,500	ICU Medical Inc.†	399,000
6,500	Incyte Corp.†	482,495
46,800	Indivior plc†	27,920
6,900	Inogen Inc.†	330,579
2,000	Intellia Therapeutics Inc.†	26,700
2,000	Intersect ENT Inc.†	34,020
20,000	IRIDEX Corp.†	37,800
37,000	Johnson & Johnson	4,787,060
7,000	Jounce Therapeutics Inc.†	23,310
17,569	Lannett Co. Inc.†	196,773
1,000	LivaNova plc†	73,790
10,500	Mallinckrodt plc†	25,305
27,000	Marinus Pharmaceuticals Inc.†	41,580
105,200	Merck & Co. Inc.	8,855,736
5,500	Meridian Bioscience Inc.	52,195
5,500	Merit Medical Systems Inc.†	167,530
6,000	Mylan NV†	118,680
4,500	Myriad Genetics Inc.†	128,835
17,559	Nabriva Therapeutics plc†	35,118
6,000	Nektar Therapeutics†	109,290
9,500	Neuronetics Inc.†	78,945
83,000	Novartis AG, ADR	7,212,700
3,900	NuVasive Inc.†	247,182
13,000	Nuvectra Corp.†	17,680

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
2,091,418	Option Care Health Inc.†	$6,692,538
2,000	Orthofix Medical Inc.†	106,040
9,859	Patterson Cos. Inc.	175,687
1,000	Perrigo Co. plc.	55,890
8,500	Puma Biotechnology Inc.†	91,503
1,037	Ra Pharmaceuticals Inc.†	24,525
500	Regeneron Pharmaceuticals Inc.†	138,700
2,000	Retrophin Inc.†	23,180
27,064	ReWalk Robotics Ltd.†	82,816
21,121	Rockwell Medical Inc.†	58,294
3,000	Sangamo Therapeutics Inc.†	27,150
5,500	Sol-Gel Technologies Ltd.†	49,445
13,000	T2 Biosystems Inc.†	32,500
2,135	Tandem Diabetes Care Inc.†	125,922
8,000	Teva Pharmaceutical Industries Ltd., ADR†	55,040
5,000	United Therapeutics Corp.†	398,750
47,000	UnitedHealth Group Inc.	10,214,040
3,400	USANA Health Sciences Inc.†	232,526
11,996	Valeritas Holdings Inc.†	17,154
4,000	Waters Corp.†	892,920
4,000	Wright Medical Group NV†	82,520
22,000	Zafgen Inc.†	16,258
13,500	Zimmer Biomet Holdings Inc.	1,853,145
32,000	Zoetis Inc.	3,986,880
8,688	Zomedica Pharmaceuticals Corp.†	3,230
21,297	Zosano Pharma Corp.†	33,223

		91,824,881

	Entertainment — 4.9%
25,358	Charter Communications Inc., Cl. A†	10,450,539
41,600	Discovery Inc., Cl. A†	1,107,808
309,800	Discovery Inc., Cl. C†	7,627,276
418,000	Dover Motorsports Inc.	827,640
90,000	Genting Singapore Ltd.	57,302
591,000	Grupo Televisa SAB, ADR	5,779,980
21,500	Liberty Media Corp. - Liberty Braves, Cl. A†	598,345
95,758	Liberty Media Corp. - Liberty Braves, Cl. C†	2,657,285
46,545	Lions Gate Entertainment Corp., Cl. B	406,803
10,000	Live Nation Entertainment Inc.†	663,400
10,000	Reading International Inc., Cl. A†	119,600
8,000	Take-Two Interactive Software Inc.†	1,002,720
102,867	The Madison Square Garden Co., Cl. A†	27,107,512
110,000	The Walt Disney Co.	14,335,200
40,000	Tokyo Broadcasting System Holdings Inc.	646,659
65,000	Universal Entertainment Corp.	2,098,035
313,615	Viacom Inc., Cl. A	8,235,530
20,000	Viacom Inc., Cl. B	480,600

Shares		Market Value
240,000	Vivendi SA	$6,586,809

		90,789,043

	Business Services — 4.7%
11,000	Allegion plc	1,140,150
200,035	Clear Channel Outdoor Holdings Inc.†	504,088
211,500	Diebold Nixdorf Inc.†	2,368,800
3,000	Edenred	143,972
30,000	Emerald Expositions Events Inc.	291,900
160,000	G4S plc.	372,207
16,000	Jardine Matheson Holdings Ltd.	856,000
105,000	Macquarie Infrastructure Corp.	4,144,350
241,000	Mastercard Inc., Cl. A	65,448,370
170,000	Resideo Technologies Inc.†	2,439,500
3,000	Stericycle Inc.†	152,790
245,529	The Interpublic Group of Companies Inc.	5,293,605
10,000	Vectrus Inc.†	406,500
12,800	Visa Inc., Cl. A	2,201,728
9,500	WW International Inc.†	359,433

		86,123,393

	Consumer Services — 4.4%
20,000	eBay Inc.	779,600
591	Expedia Group Inc.	79,436
78,185	GCI Liberty Inc., Cl. A†	4,852,943
250,000	Groupon Inc.†	665,000
39,000	IAC/InterActiveCorp.†	8,500,830
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	197,610
2,000	Marriott Vacations Worldwide Corp.	207,220
18,000	Matthews International Corp., Cl. A	637,020
284,000	Qurate Retail Inc., Cl. A†	2,929,460
1,860,000	Rollins Inc.	63,370,200

		82,219,319

	Consumer Products — 4.0%
100,000	Avon Products Inc.†	440,000
14,100	Christian Dior SE	6,672,937
27,000	Church & Dwight Co. Inc.	2,031,480
216,190	Edgewell Personal Care Co.†	7,024,013
192,000	Energizer Holdings Inc.	8,367,360
27,600	Essity AB, Cl. B	805,510
2,100	Givaudan SA	5,857,823
85,000	Hanesbrands Inc.	1,302,200
23,800	Harley-Davidson Inc.	856,086
1,270	Hermes International	877,609
20,000	Mattel Inc.†	227,800
10,500	National Presto Industries Inc.	935,445
56,700	Newell Brands Inc.	1,061,424
10,000	Oil-Dri Corp. of America	340,600
46,800	Reckitt Benckiser Group plc	3,650,505
2,200	Spectrum Brands Holdings Inc.	115,984
27,600	Svenska Cellulosa AB, Cl. B	246,111

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
806,900	Swedish Match AB	$33,369,293

		74,182,180

	Energy and Utilities — 3.5%
45,000	Apache Corp.	1,152,000
60,000	Baker Hughes, a GE Company	1,392,000
80,000	BP plc, ADR	3,039,200
18,600	California Resources Corp.†	189,720
16,000	CMS Energy Corp.	1,023,200
172,000	ConocoPhillips	9,800,560
194,000	El Paso Electric Co.	13,013,520
98,400	Enbridge Inc.	3,451,872
55,000	Energy Transfer LP	719,400
20,000	Evergy Inc.	1,331,200
24,000	Eversource Energy	2,051,280
46,000	Exxon Mobil Corp.	3,248,060
241,700	Halliburton Co.	4,556,045
88,615	KLX Energy Services Holdings Inc.†	766,077
4,000	Marathon Oil Corp.	49,080
8,000	Marathon Petroleum Corp.	486,000
15,000	Murphy USA Inc.†	1,279,500
43,000	National Fuel Gas Co.	2,017,560
12,000	NextEra Energy Inc.	2,795,880
8,000	NextEra Energy Partners LP	422,720
1,000	Niko Resources Ltd., OTC†	1
3,000	Niko Resources Ltd., Toronto†(b)	34
6,968	Occidental Petroleum Corp.	309,867
32,400	Oceaneering International Inc.†	439,020
127,500	Patterson-UTI Energy Inc.	1,090,125
36,000	Phillips 66	3,686,400
32,680	RPC Inc.	183,335
60,000	Schlumberger Ltd.	2,050,200
15,000	Southwest Gas Holdings Inc.	1,365,600
111,500	The AES Corp.	1,821,910
23,000	Valaris plc	110,630

		63,841,996

	Cable and Satellite — 3.4%
245,600	AMC Networks Inc., Cl. A†	12,073,696
200	Cable One Inc.	250,940
195,000	Comcast Corp., Cl. A	8,790,600
111,853	DISH Network Corp., Cl. A†	3,810,832
60,933	EchoStar Corp., Cl. A†	2,414,165
145,605	Liberty Global plc, Cl. A†	3,603,724
289,064	Liberty Global plc, Cl. C†	6,876,833
21,712	Liberty Latin America Ltd., Cl. A†	370,624
42,918	Liberty Latin America Ltd., Cl. C†	733,683
4,000	Naspers Ltd., Cl. N	606,154
432,200	Rogers Communications Inc., Cl. B	21,061,106

Shares		Market Value
160,000	Shaw Communications Inc., Cl. B	$3,145,600

		63,737,957

	Automotive: Parts and Accessories — 3.3%
9,500	Aptiv plc.	830,490
93,600	BorgWarner Inc.	3,433,248
240,900	Dana Inc.	3,478,596
24,200	Garrett Motion Inc.†	241,032
248,200	Genuine Parts Co.	24,718,238
180,000	Modine Manufacturing Co.†	2,046,600
54,500	O’Reilly Automotive Inc.†	21,718,795
105,000	Standard Motor Products Inc.	5,097,750
68,000	Superior Industries International Inc.	196,520

		61,761,269

	Aerospace and Defense — 3.0%
272,500	Aerojet Rocketdyne Holdings Inc.†	13,763,975
1,246,553	BBA Aviation plc	4,785,062
35,800	Kaman Corp.	2,128,668
13,001	L3Harris Technologies Inc.	2,712,529
17,500	Northrop Grumman Corp.	6,558,825
1,209,000	Rolls-Royce Holdings plc	11,779,169
34,000	The Boeing Co.	12,935,980
1,745	United Technologies Corp.	238,227

		54,902,435

	Broadcasting — 2.9%
251,000	CBS Corp., Cl. A, Voting	10,880,850
20,000	CBS Corp., Cl. B, Non-Voting	807,400
2,000	Cogeco Inc.	144,077
24,000	Corus Entertainment Inc., OTC, Cl. B	96,000
500,000	Entercom Communications Corp., Cl. A	1,670,000
161,733	Fox Corp., Cl. A	5,100,250
117,333	Fox Corp., Cl. B	3,700,683
16,000	Gray Television Inc.†	261,120
19,250	Liberty Broadband Corp., Cl. A†	2,012,010
62,192	Liberty Broadband Corp., Cl. C†	6,509,637
88,050	Liberty Media Corp. - Liberty Formula One, Cl. A†	3,485,899
52,250	Liberty Media Corp. - Liberty Formula One, Cl. C†	2,173,077
75,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	3,117,750
158,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	6,629,680
277,600	MSG Networks Inc., Cl. A†	4,502,672
15,000	Nexstar Media Group Inc., Cl. A	1,534,650
4,500	Sinclair Broadcast Group Inc., Cl. A	192,330
85,200	Television Broadcasts Ltd.	138,925

		52,957,010

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 2.8%
25,000	Astec Industries Inc.	$777,500
12,800	Caterpillar Inc.	1,616,768
255,010	CNH Industrial NV	2,588,351
175,000	Deere & Co.(a)	29,519,000
216,000	Xylem Inc.	17,197,920

		51,699,539

	Electronics — 2.8%
20,000	Bel Fuse Inc., Cl. A	274,200
4,000	Hitachi Ltd., ADR	298,920
50,000	Intel Corp.	2,576,500
272,528	Johnson Controls International plc	11,961,254
34,170	Koninklijke Philips NV	1,576,262
2,400	Mettler-Toledo International Inc.†	1,690,560
40,000	TE Connectivity Ltd.	3,727,200
224,000	Texas Instruments Inc.	28,949,760

		51,054,656

	Telecommunications — 2.4%
68,000	AT&T Inc.	2,573,120
55,400	BCE Inc.	2,681,914
914,200	BT Group plc, Cl. A	2,007,326
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	75,928
70,000	Cincinnati Bell Inc.†	354,900
100,000	Deutsche Telekom AG, ADR	1,671,000
190,636	Gogo Inc.†	1,149,535
36,000	Hellenic Telecommunications Organization SA	495,973
15,000	Hellenic Telecommunications Organization SA, ADR	105,000
25,000	Intelsat SA†	570,000
264,732	Koninklijke KPN NV	825,529
53,000	Loral Space & Communications Inc.†	2,194,200
16,000	Oi SA, ADR†	6,183
4,267	Oi SA, Cl. C, ADR†	4,694
40,053	Sprint Corp.†	247,127
21,000	Telecom Argentina SA, ADR	210,000
535,000	Telecom Italia SpA†	305,266
70,000	Telefonica Brasil SA, ADR	921,900
560,739	Telefonica SA, ADR	4,261,616
543,700	Telephone & Data Systems Inc.	14,027,460
105,000	Telesites SAB de CV†	69,436
25,000	TELUS Corp.	889,723
119,000	Verizon Communications Inc.	7,182,840
70,000	Vodafone Group plc, ADR	1,393,700
15,000	Zayo Group Holdings Inc.†	508,500

		44,732,870

	Retail — 2.4%
80,300	AutoNation Inc.†	4,071,210
5,000	Casey’s General Stores Inc.	805,800
39,000	Costco Wholesale Corp.	11,236,290

Shares		Market Value
84,000	CVS Health Corp.	$5,297,880
30,000	GNC Holdings Inc., Cl. A†	64,200
354,539	Hertz Global Holdings Inc.†	4,906,820
26,000	J.C. Penney Co. Inc.†	23,111
38,000	Lowe’s Companies Inc.	4,178,480
254,000	Macy’s Inc.	3,947,160
40,000	PetIQ Inc.†	1,090,400
23,279	PetMed Express Inc.	419,488
30,600	Sally Beauty Holdings Inc.†	455,634
16,000	The Cheesecake Factory Inc.	666,880
10,000	Vitamin Shoppe Inc.†	65,200
64,000	Walgreens Boots Alliance Inc.	3,539,840
32,000	Walmart Inc.	3,797,760

		44,566,153

	Specialty Chemicals — 2.1%
11,000	AdvanSix Inc.†	282,920
9,000	Air Products & Chemicals Inc.	1,996,740
11,000	Ashland Global Holdings Inc.	847,550
22,000	Axalta Coating Systems Ltd.†	663,300
28,333	Dow Inc.	1,350,067
85,000	DuPont de Nemours Inc.	6,061,350
390,000	Ferro Corp.†	4,625,400
10,000	FMC Corp.	876,800
86,000	GCP Applied Technologies Inc.†	1,655,500
24,000	H.B. Fuller Co.	1,117,440
58,000	International Flavors & Fragrances Inc.	7,116,020
226,171	OMNOVA Solutions Inc.†	2,277,542
144,800	Sensient Technologies Corp.	9,940,520
17,000	SGL Carbon SE†	80,713
2,000	The Chemours Co.	29,880
20,000	Valvoline Inc.	440,600

		39,362,342

	Environmental Services — 2.1%
35,000	Pentair plc	1,323,000
237,100	Republic Services Inc.	20,521,005
141,600	Waste Management Inc.	16,284,000

		38,128,005

	Hotels and Gaming — 1.9%
16,000	Accor SA	667,052
41,557	GVC Holdings plc	379,849
8,000	Hyatt Hotels Corp., Cl. A	589,360
34,000	Las Vegas Sands Corp.	1,963,840
4,458,500	Mandarin Oriental International Ltd.	6,955,260
15,000	Marriott International Inc., Cl. A	1,865,550
70,000	MGM China Holdings Ltd.	109,139
238,000	MGM Resorts International	6,597,360
7,560	Penn National Gaming Inc.†	140,805
168,800	Ryman Hospitality Properties Inc., REIT	13,809,528
200,000	The Hongkong & Shanghai Hotels Ltd.	194,700
200,000	William Hill plc	461,448

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
4,000	Wyndham Destinations Inc.	$184,080
4,000	Wyndham Hotels & Resorts Inc.	206,960
6,000	Wynn Resorts Ltd.	652,320

		34,777,251

	Aviation: Parts and Services — 1.5%
18,000	Arconic Inc.	468,000
216,800	Curtiss-Wright Corp.	28,047,416

		28,515,416

	Computer Software and Services — 1.1%
6,400	Alphabet Inc., Cl. C†	7,801,600
13,000	Blucora Inc.†	281,320
5,500	Check Point Software Technologies Ltd.†	602,250
3,000	Facebook Inc., Cl. A†	534,240
12,120	Fiserv Inc.†	1,255,511
240,000	Hewlett Packard Enterprise Co.	3,640,800
515,874	Internap Corp.†	1,330,955
22,000	InterXion Holding NV†	1,792,120
66	Liq Participacoes SA†	180
20,900	Rockwell Automation Inc.	3,444,320

		20,683,296

	Building and Construction — 1.0%
28,333	Arcosa Inc.	969,272
63,210	Armstrong Flooring Inc.†	403,912
18,000	Assa Abloy AB, Cl. B	400,628
80,000	Fortune Brands Home & Security Inc.	4,376,000
202,535	Herc Holdings Inc.†	9,419,903
17,500	Lennar Corp., Cl. A.	977,375
40,000	PGT Innovations Inc.†	690,800
12,000	Sika AG	1,755,423

		18,993,313

	Wireless Communications — 0.9%
105,000	America Movil SAB de CV, Cl. L, ADR	1,560,300
103,000	Millicom International Cellular SA, SDR	4,997,211
150,000	NTT DOCOMO Inc.	3,819,191
46,075	TIM Participacoes SA, ADR	661,637
25,000	T-Mobile US Inc.†.	1,969,250
104,600	United States Cellular Corp.†	3,930,868

		16,938,457

	Automotive — 0.7%
80,000	General Motors Co.	2,998,400
180,000	Navistar International Corp.†	5,059,800
70,000	PACCAR Inc.	4,900,700

		12,958,900

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	2,005,014
50,000	Barrick Gold Corp.	866,500

Shares		Market Value
30,000	Cleveland-Cliffs Inc.	$216,600
80,000	Freeport-McMoRan Inc.	765,600
9,353	Livent Corp.†	62,572
4,300	Materion Corp.	263,848
50,000	New Hope Corp. Ltd.	74,245
143,600	Newmont Goldcorp Corp.	5,445,312
200,000	TimkenSteel Corp.†	1,258,000
100,000	Turquoise Hill Resources Ltd.†	47,520
15,000	Vale SA, ADR†	172,500

		11,177,711

	Transportation — 0.5%
131,200	GATX Corp.	10,171,936

	Real Estate — 0.5%
15,000	Gaming and Leisure Properties Inc., REIT	573,600
56,000	Griffin Industrial Realty Inc.	2,125,200
29,000	Rayonier Inc., REIT	817,800
325,803	The St. Joe Co.†	5,581,005
15,000	Weyerhaeuser Co., REIT	415,500

		9,513,105

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	729,795
107,700	Meredith Corp.	3,948,282
125,000	News Corp., Cl. A	1,740,000
100,600	News Corp., Cl. B	1,438,077
70,000	The E.W. Scripps Co., Cl. A	929,600

		8,785,754

	Communications Equipment — 0.5%
4,000	Apple Inc.	895,880
270,000	Corning Inc.	7,700,400

		8,596,280

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	8,214,000
10,000	The Mosaic Co.	205,000

		8,419,000

	Manufactured Housing and Recreational Vehicles — 0.2%
5,000	Martin Marietta Materials Inc.	1,370,500
30,000	Nobility Homes Inc.	706,800
42,000	Skyline Champion Corp.†	1,263,780

		3,341,080

	TOTAL COMMON STOCKS	1,836,291,821

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	CLOSED-END FUNDS — 0.4%
95,000	Altaba Inc.	$1,850,600
4,285	Royce Global Value Trust Inc.	43,364
45,000	Royce Value Trust Inc.	619,200
92,106	The Central Europe, Russia, and Turkey Fund Inc.	2,394,756
154,038	The New Germany Fund Inc.	2,134,967

	TOTAL CLOSED-END FUNDS	7,042,887

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	682,498

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$4,493,000	U.S. Treasury Bills, 1.762% to 1.798%††, 12/19/19 to 12/26/19	4,475,763

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,183,905,409)	$1,848,492,969

(a)	Securities, or a portion thereof, with a value of $47,271,200 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	84.0%	$1,552,389,154
Europe	12.6	233,513,667
Japan	1.7	32,186,273
Latin America	1.2	21,192,609
Asia/Pacific	0.5	8,605,112
South Africa	0.0 *	606,154

Total Investments	100.0%	$1,848,492,969

*	Amount represents less than 0.05%.

As of September 30, 2019, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Futures (E-Mini)	Short	117	12/20/19	$17,424,225	$421,310	$421,310

TOTAL FUTURES						$421,310